UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1701 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 05/20/2008
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    88

Form 13F Information Table Value Total:  $117,040,000.00

List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


			                   Value Shares/	Invstmt
Name of Issuer	Title of class	CUSIP	   (x$1000)    Prn Amt	Dscretn
--------------- ---------------	-------     ---------    ---------

ALBEMARLE CORP C	COM	12653101	281	7699	Sole
ALLIANT ENERGY C	COM	18802108	301	8587	Sole
AMB PROPERTY COR	COM	00163T109	228	4192	Sole
ARROW ELECTRONIC	COM	42735100	228	6786	Sole
AT&T INC COM	        COM	00206R102	276	7196	Sole
AVNET INC COM	        COM	53807103	246	7521	Sole
BANK OF AMERICA 	COM	60505104	215	5680	Sole
BERKLEY W R CORP	COM	84423102	259	9351	Sole
BOB EVANS FARMS 	COM	96761101	202	7324	Sole
BORG WARNER INC 	COM	99724106	390	9075	Sole
CADENCE DESIGN S	COM	127387108	171	16049	Sole
CHARLES RIVER LA	COM	159864107	237	4019	Sole
CHEVRON CORP COM	COM	166764100	210	2461	Sole
CISCO SYSTEMS IN	COM	17275R102	346	14343	Sole
COLONIAL BANCGRO	COM	195493309	110	11375	Sole
CON-WAY INC. COM	COM	205944101	213	4307	Sole
CONOCOPHILLIPS C	COM	20825C104	395	5183	Sole
DANAHER CORP DEL	COM	235851102	215	2823	Sole
DENTSPLY INTL IN	COM	249030107	3495	90548	Sole
DU PONT E I DE N	COM	263534109	249	5317	Sole
DUN & BRADSTREET	COM	2.65E+104	310	3812	Sole
ENSCO INTERNATIO	COM	26874Q100	621	9915	Sole
ENVIROKARE TECH 	COM	29404N209	12	30000	Sole
EVEREST REINSURA	COM	G3223R108	292	3265	Sole
EXELON CORPORATI	COM	30161N101	347	4272	Sole
EXXON MOBIL CORP	COM	30231G102	910	10759	Sole
FOOT LOCKER INC 	COM	344849104	179	15249	Sole
GENERAL ELECTRIC	COM	369604103	693	18734	Sole
HARRIS CORP DEL 	COM	413875105	318	6544	Sole
HONEYWELL INTERN	COM	438516106	245	4348	Sole
IDACORP INC COM	        COM	451107106	288	8965	Sole
JOHNSON + JOHNSO	COM	478160104	622	9584	Sole
JTS CORP DELISTE	COM	465940104	0	11000	Sole
LINCOLN ELECTRIC	COM	533900106	295	4581	Sole
MARTIN COLOR-FI 	COM	573183100	0	55000	Sole
MCDONALDS CORP C	COM	580135101	280	5024	Sole
MDU RES GROUP IN	COM	552690109	277	11271	Sole
MICROSOFT CORP C	COM	594918104	329	11598	Sole
MOHAWK INDUSTRIE	COM	608190104	301	4198	Sole
NEWFIELD EXPLORA	COM	651290108	472	8924	Sole
OLD REPUBLIC INT	COM	680223104	247	19109	Sole
ONEOK INC CM (NE 	COM	682680103	465	10425	Sole
PEPSICO INC CM	        COM	713448108	233	3226	Sole
PFIZER INC COM	        COM	717081103	253	12075	Sole
PPL CORPORATION 	COM	69351T106	528	11507	Sole
PRICELINE.COM  I	COM	741503403	305	2521	Sole
PROCTER GAMBLE C	COM	742718109	378	5397	Sole
PROTECTIVE LIFE 	COM	743674103	284	7013	Sole
REPUBLIC SERVICE	COM	760759100	320	10943	Sole
RPM INTERNATIONA	COM	749685103	287	13720	Sole
SIRIUS SATELLITE	COM	82966U103	40	14000	Sole
SMITHFIELD FOODS	COM	832248108	226	8779	Sole
SONOCO PRODS CO 	COM	835495102	226	7891	Sole
SPX CORP COM	        COM	784635104	262	2501	Sole
TELEPHONE & DATA	COM	879433100	206	5250	Sole
THE HANOVER INSU	COM	410867105	295	7175	Sole
THOMAS & BETTS C	COM	884315102	270	7421	Sole
TIMKEN CO COM	        COM	887389104	260	8758	Sole
UDR INC COM	        COM	902653104	227	9274	Sole
VERIZON COMMUNIC	COM	92343V104	328	8991	Sole
VISHAY INTERTECH	COM	928298108	207	22794	Sole
WARNACO GROUP IN	COM	934390105	0	22000	Sole
WELLS FARGO COMP	COM	949746101	251	8638	Sole
WILMINGTON TR CO	COM	971807102	295	9473	Sole
ISHARES DJ US HE		464287762	5906	94308	Sole
ISHARES MSCI EAF		464287465	10297	143213	Sole
ISHARES MSCI EME		464287234	3803	28302	Sole
ISHARES S&P 500 		464287309	12256	195476	Sole
ISHARES S&P 500 		464287408	12570	181549	Sole
ISHARES S&P MDCP		464287705	5525	75651	Sole
ISHARES S&P MIDC		464287606	7446	91356	Sole
ISHARES S&P SMAL		464287887	7720	62438	Sole
ISHARES S&P SMAL		464287879	4076	62286	Sole
BLACKROCK FDS IN		91929109	4871	123938	Sole
COHEN AND STEERS		19248Q104	129	15080	Sole
DWS GLB/INTL FDS		233379759	2864	109765	Sole
Frank Russell Sh			        282	7654	Sole
LORD ABBETT TAX 		543902407	50	10529	Sole
RAINIER INV MGMT		750869505	3142	150272	Sole
RAINIER INV MGMT		750869885	3023	76674	Sole
RAINIER INV MGMT		750869604	1707	49490	Sole
RAINIER INV MGMT		750869208	996	29377	Sole
ROWE T PRICE MID		779556109	901	17502	Sole
ROYCE FD LOW PRI		780905808	246	17591	Sole
SELECTED AMERN S		816221105	734	16852	Sole
SELECTED AMERN S		816221204	2139	49073	Sole
STRATTON FDS INC		863137105	3552	80738	Sole
UMB SCOUT FDS IN		904199403	1352	38064	Sole